SHARE CAPITAL	12 Months Ended
Dec. 31, 2011
Stockholders Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]

NOTE 10:- SHARE CAPITAL

a.	Ordinary shares:

Ordinary shares confer upon the holders the right to receive notice to participate and vote in the general meetings of the Company, the right to receive dividends, if declared.

b.	Investment agreements:

1.

In July 2008, as a part of the consideration of Parkway's acquisition (see also Note 1f), the Company issued to Parkway's former sole owner 3,828 Ordinary shares which are equal in value to $1,000, based on the weighted-average closing price of the Company's Ordinary shares during the 10 trading days immediately preceding the date of issuance.

2.

On April 10, 2009, the Company entered into a stock purchase agreement with Prometheus Laboratories ("the Purchase Agreement" and "PL" or "Prometheus", respectively). Under the Purchase Agreement, on April 27, 2009 ("the closing date"), PL purchased 33,333 Ordinary shares of the Company at a price of $240.00 per share in a private placement transaction for gross consideration amount of $8,000 (see also Note 1g)).

3.	In November 2009, the board of directors of the Company approved the grant of 1,083 Ordinary shares to one of the Company's executive officers.

4.

In December 2009, the board of directors and the shareholders of the Company approved an increase of 166,667 Ordinary shares to the authorized share capital. The authorized share capital of the Company after this increase was 459,640 Ordinary shares.

5.

In October 2010, the board of directors and the shareholders of the Company approved an increase of 500,000 Ordinary shares to the authorized share capital. The authorized share capital of the Company after this increase was 959,640 Ordinary shares.

6.

In January 2010, the Company completed a registered direct offering with several institutional investors. The Company received proceeds of approximately $4,650 net of placement agent fees and other offering expenses. Under the terms of the financing, the Company sold 2,530,000 units, consisting of an aggregate of 42,167 Ordinary shares and warrants to purchase 21,104 additional Ordinary shares. Each unit, consisting of one Ordinary share and a 0.50 warrant to purchase an Ordinary share, was sold for a purchase price of $2.00. In addition, the Company granted additional warrants as finders' fee to purchase up to 1,581 Ordinary shares.

The exercise price of the warrants is $150 per Ordinary share. The warrants are exercisable for a period of five years.

The Company accounted for these warrants according to the provisions of ASC 815, "Derivatives and Hedging - Contracts in Entity's Own Equity" and based on certain terms of the warrants classified them as liabilities, measured at fair value each reporting period until they will be exercised or expired, with changes in the fair values being recognized in the Company's statement of operations as financial income or expense.

The fair value was measured using the Black & Scholes model. In estimating the warrants' fair value, the Company used the following assumptions:

	Issuance date	December 31, 2011

Risk-free interest rate (1)	2.48%	0.41%
Expected volatility (2)	64%	92.7%
Expected life (in years) (3)	5	3
Expected dividend yield (4)	0	0
Fair value:
Warrants	$1,352	$1

(1)	Risk-free interest rate - based on yield rates of non-index linked U.S. Federal Reserve treasury bonds.

(2)	Expected volatility - was calculated based on actual historical stock price movements of the Company over a term that is equivalent to the expected term of the option.

(3)	Expected life - the expected life was based on the maturity date of the warrants.

(4)	Expected dividend yield - was based on the fact that the Company has not paid dividends to its shareholders in the past and does not expect to pay dividends to its shareholders in the future.

On the issuance date, in January 2010, the warrants' fair value amounted to $1,352. As of December 31, 2011, the fair value of the warrants amounted to $1.

7.

On December 1, 2010, the Company completed a private placement ("PIPE") offering with several investors. The Company received proceeds of approximately $2,240, net of placement agent fees and other offering expenses. Under the terms of the financing, the Company sold 2,500,000 units, consisting of an aggregate of 41,667 Ordinary shares, warrants to purchase up to an aggregate of 20,841 ordinary shares at an exercise price of $78 per share ("Series A Warrants") and warrants to purchase up to an aggregate of 10,417 Ordinary shares at an exercise price of $0.6 per share ("Series B Warrants"). Each unit was sold for a purchase price of $1.00. In addition, the Company granted additional warrants as finders' fee to purchase up to 1,045 Ordinary shares.

The Series A Warrants are exercisable immediately upon issuance, expire on December 1, 2015 and the exercise price is subject to potential future adjustment upon occurrence of various events, such as stock splits or dilutive issuances. On February 23, 2011, in connection with the financing transactions closed by the Company, the exercise price of the Series A Warrants was automatically adjusted thereof from $78 per share to $60.00 per share.

Each Series B Warrant were automatically exercised on a cashless basis on the 33rd trading day following December 23, 2010, to a number of Ordinary shares that was subject to adjustment as defined in the agreement.

On February 9, 2011, the Series B Warrants were automatically exercised on a cashless basis to 10,307 Ordinary shares. Upon the conversion of Series B Warrants, the fair value of Series B Warrants was classified as equity.

The Company accounted for the Series A and B Warrants according to the provisions of ASC 815, "Derivatives and Hedging - Contracts in Entity's Own Equity", and based on certain terms of the warrants, classified them as liabilities, measured at fair value in each reporting period until they are exercised or expired, with changes in the fair values being recognized in the Company's statement of operations as financial income or expense.

The fair value of the Series A Warrants was measured using Black & Scholes model. The fair value was estimated taking into consideration (a) the possibility of the Company becoming privately owned and/or a possibility in which there is an all-cash transaction in the Company's shares, (b) the possibility that the Company will issue additional shares for a share price of under $60 In estimating the warrants' fair value, the Company used the following assumptions:

	Issuance date	December 31, 2011

Risk-free interest rate	1.35%	0.69%
Expected volatility	63%	86.3%
Expected life (in years)	5	4
Expected dividend yield	0	0
Fair value:
Warrants	$636	$5

The fair value of the Series B Warrants was measured using Monte Carlo simulation. In estimating the warrants fair value, the Company used the following assumptions:

Issuance date

Risk-free interest rate	0.29%
Expected volatility	65%
Expected life	48 days
Expected dividend yield	0
Fair value:
Warrants	$563

On the issuance date, December 1, 2010, the fair value of the Series A Warrants and Series B Warrants amounted to $636 and $563, respectively. As of December 31, 2011, the fair value of the Series A Warrants amounted to $5.

8.

On February 23, 2011, the Company completed a concurrent private placement and registered direct offering. The Company received proceeds of approximately $5,500 net of placement agent fees and other offering expenses of $542.

Under the terms of the private placement, the Company has issued 75,694 Ordinary shares at a price of $36 per share. The purchasers in the private placement also received warrants to purchase up to an aggregate of 56,776 Ordinary shares at an exercise price of $48 per share ("the Private Placement Warrants"). The Private Placement Warrants are exercisable immediately upon issuance and have a term of five years. In addition, the Company granted additional warrants as finders' fee to purchase up to 1,895 Ordinary shares.

Under the terms of the registered direct offering, the Company has issued 90,978 Ordinary shares at a price of $36 per share. The purchasers in the registered direct offering also received warrants to purchase up to an aggregate of 45,509 Ordinary shares at an exercise price of $48 per share ("the Registered Direct Warrants"). The Registered Direct Warrants are exercisable immediately upon issuance and have a term of five years. In addition, the Company granted additional warrants as finders' fee to purchase up to 2,276 Ordinary shares.

The Company accounted for the Private Placement Warrants according to the provisions of ASC 815, "Derivatives and Hedging - Contracts in Entity's Own Equity", and based on certain terms of the warrants, classified them as equity.

9.	Reverse stock split and increase of share capital

1.	In July 2011, the Company approved:

a)

To consolidate the registered (authorized) share capital of the Company as follows: every four (4) Ordinary Shares with a nominal (par) value of NIS 0.01 each will be consolidated into one (1) ordinary share with a nominal (par) value of NIS 0.04 each. As a result of the reverse split, the registered (authorized) share capital of the Company has been changed to 14,400,000 ordinary shares with a nominal (par) value of NIS 0.04 each.

b)	To increase the registered (authorized) share capital of the Company to 30,000,000 ordinary shares with a nominal (par) value NIS 0.04 each.

2.

In May 2012, the Company approved to consolidate the registered (authorized) share capital of the Company as follows: every fifteen (15) Ordinary Shares with a nominal (par) value of NIS 0.04 each will be consolidated into one (1) ordinary share with a nominal (par) value of NIS 0.6 each (such action together with the above mentioned, the ''Reverse Split''). As a result of the Reverse Split, the registered (authorized) share capital of the Company has been changed to 2,000,000 ordinary shares with a nominal (par) value of NIS 0.6 each.

All Ordinary shares, warrants, options and per share amounts have been adjusted to give retroactive effect to this reverse split for all periods presented.

10.

On October 19, 2011, the Company completed a private placement offering from its investors. The Company received proceeds of approximately $1,300, net of placement agent fees and other offering expenses of $236. Under the terms of the financing, the Company sold 135,000 units, consisting of an aggregate of 135,000 Ordinary shares, warrants to purchase up to an aggregate of 135,010 ordinary shares at an exercise price of $7.5 per share ("Series A' Warrants") and warrants to purchase up to an aggregate of 67,500 Ordinary shares at an exercise price of $0.15 or NIS 0.6 per share ("Series B' Warrants"). Each unit was sold for a purchase price of $11.25. In addition, the Company granted additional warrants as finders' fee to purchase up to 3,378 Ordinary shares. The Series A' Warrants expire on October 19, 2016.

According to Series B' Warrants agreement, each Series B' Warrant will be automatically exercised on a cashless basis on the 11th trading day following November 10, 2011, to a number of ordinary shares equal to the difference between (a) the quotient obtained by dividing (1) 200% of the maximum number of warrant Shares issuable under the Series B' warrant multiplied by $11.25 by (2) the greater of $7.5 and 80% of the average of the volume-weighted average price for the 10 trading days immediately following November 10, 2011 and (b) the maximum number of Warrant Shares issuable under the Series B' warrant multiplied by 2.

On November 28, 2011, the Series B' Warrants were automatically exercised on a cashless basis to 65,748 Ordinary shares. Upon the conversion of Series B' Warrants, the fair value of Series B' Warrants was classified as equity.

The Company accounted for the Series A' and B' Warrants according to the provisions of ASC 815, "Derivatives and Hedging - Contracts in Entity's Own Equity", and based on certain terms of the warrants, classified them as liabilities, measured at fair value in each reporting period until they are exercised or expired with changes in the fair values being recognized in the Company's statement of operations as financial income or expense.

The fair value of the Series A' Warrants was measured using Black & Scholes model. In estimating the warrants' fair value, the Company used the following assumptions:

	Issuance date	December 31, 2011

Risk-free interest rate	1.1%	0.9%
Expected volatility	63.5%	81.2%
Expected life (in years)	5	4.8
Expected dividend yield	0	0
Fair value:
Warrants	$677	$158

The fair value of the Series B' Warrants was measured using Monte Carlo simulation. In estimating the warrants fair value, the Company used the following assumptions:

Issuance date

Risk-free interest rate	0.11%
Expected volatility	78%
Expected life	42 days
Expected dividend yield	0
Fair value:
Warrants	$378

On October 19, 2011, the fair value of the Series A' Warrants and Series B' Warrants amounted to $677 and $378, respectively. As of December 31, 2011, the fair value of the Series A' Warrants amounted to $158.

c.	Finders' fee warrants:

Under finders' fee agreements, 10,175 warrants are outstanding as of December 31, 2011.

d.	Stock option plans:

1.	During 2001, the Company adopted the 2001 Israeli Share Option Plan ("the 2001 Plan"), pursuant to which options may be granted to the Company's officers, directors, employees and consultants.

Pursuant to the 2001 Plan, the Company has reserved a total of 6,278 shares for this plan and for any other option plans, which may be adopted by the Company in the future.

In March 2003, the Company adopted the 2003 Israeli Share Option Plan ("the 2003 Plan"), pursuant to which options may be granted to the Company's officers, directors, employees and consultants. Pursuant to the 2003 Plan, the Company has reserved an additional 3,139 shares for the 2003 Plan and for any other share option plans that have previously been, or in the future may be, adopted by the Company.

In July 2006, the Company adopted the 2006 Israeli Share Option Plan ("the 2006 Plan"), pursuant to which options may be granted to the Company's directors, employees, consultants and service providers. Pursuant to the 2006 Plan, the Company has reserved an additional 7,534 shares for the 2006 Plan and for any other share option plans that have previously been, or in the future may be, adopted by the Company. In November 2007, the Company approved an additional 8,333 shares for the 2006 Plan.

In December 2009, the Company approved an additional 25,000 Ordinary shares for the 2006 Plan.

The total number of options authorized for grant under the plans amounted to 56,980. As of December 31, 2011, an aggregate of 4,791 options of the Company are available for future grants.

Options granted under the 2001 and 2003 Plans typically vest, as set forth in each optionee's option agreement, over three years. Options granted under the 2006 Plan typically vest, as set forth in each optionee's option agreement, over 4 years. All options are exercisable until ten years from the grant of the option. Any options which are forfeited or unexercised become available for future grants. The exercise price equals the share price on the grant date.

2.	A summary of the Company's stock option activity and related information for the year ended December 31, 2011, is as follows:

	Number of options	Weighted -average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at January 1, 2011	31,497	$188.4
Granted	13,333	$10.05
Exercised	-	$-
Forfeited	(2,868)	$232.5
Outstanding at December 31, 2011	41,963	$97.65	6.92	7.35

Vested or expected to vest	34,734	$100.65	7.88	7.35

Exercisable at December 31, 2011	24,481	$144.3	7	7.35

The weighted-average grant-date fair value of options granted during the twelve months ended December 31, 2011, 2010 and 2009 was $7.35, $56.4 and $74.4, respectively. The aggregate intrinsic value in the table above represents the total intrinsic value (the difference between the fair market value of the Company's Ordinary shares on December 31, 2011 and the exercise price, multiplied by the number of in-the-money options) that would have been received by the option holders had all option holders exercised their options on December 31, 2011. This amount changes based on the fair market value of the Company's shares.

During the year ended December 31, 2011, no options were exercised. As of December 31, 2011, there was $245 of total unrecognized compensation cost related to non-vested share-based compensation arrangements granted under the Company's stock option plans. The cost is expected to be recognized over a weighted average period of 2.24 years.

In October 2010, the board of directors of the Company approved the grant of 150 restricted shares.

In February 2011, the board of directors of the Company approved the grant of 83 restricted shares.

As of December 31, 2011, 233 restricted shares of employees are outstanding.

The following table summarizes information about options to employees outstanding at December 31, 2011 under the Plans:

Exercise price	Options outstanding at December 31, 2011	Weighted average remaining contractual life (years)	Weighted average exercise price	Options exercisable at December 31, 2011	Average exercise price of options exercisable

$0	182	1.08	$0	182	$0
$ 0.6 -123	32,506	8.16	$50	15,392	$74
$ 127.2-282	7,180	1.69	$224	6,812	$224
$ 327-395.4	1,369	1.31	$378	1,369	$378
$ 425.85-528	726	4.44	$485	726	$485

	41,963			24,481

On April 11, 2011 the board of directors discussed and approved a repricing of the exercise price of 8,333 stock options granted in 2009 to one employee. The Company accounted for the re-price as a new grant according to ASC 718 "Compensation - Stock Compensation". The Company evaluated the fair value of options before and after the repricing. For the 4,180 stock options that were fully vested, as of the repricing date, the company immediately recognized stock based compensation expenses in the financial statements in the amount of $36. For the other 4,154 stock option, that were not fully vested, the compensation expenses will be recognized over the remaining vesting period. During the year ended December 31, 2011, the Company recognized stock based compensation expenses regarding the options, which were not fully vested, in the amount of $29.

On May 26, 2011, the Company's board of directors approved, subject to shareholders' approval which occurred on July 6, the grant to one of the directors, options to purchase 5,000 ordinary shares, at an exercise price of $16.2 per share, vesting over a period of 3 years.

The following table sets forth the total stock-based compensation expense resulting from stock options granted to employees and directors included in the Company's consolidated statement of operations:

	Year ended December 31,
	2011	2010

Research and development costs, net	$180	$213
Marketing and business development expenses	266	272
General and administrative expenses	138	242
Cost of goods sold	19	11

Total stock-based compensation expense	$603	$738

e.	Options and warrants issued to non-employees:

1.	The Company's outstanding options to non-employees as of December 31, 2011, are as follows:

Issuance date	Options for Ordinary shares	Exercise price	Options exercisable	Exercisable through

April 2002	171	$0	171	January 2012
April 2002	171	$0	171	April 2012
May 2002	171	$0	171	May 2012
July 2002	171	$0	171	July 2012
September 2002	194	$219	194	September 2012
September 2002	126	$0	126	September 2012
January 2004	42	$0	42	January 2014
November 2004	237	$0	237	November 2014
December 2004	42	$0	42	December 2014
August 2006	63	$395	63	August 2016
July 2007	167	$410	167	July 2017
November 2007	417	$358	417	November 2017
January 2008	250	$342	234	January 2018
August 2008	417	$228	339	August 2018

	2,639		2,546

As of December 31, 2011, there was less than $1 of total unrecognized compensation cost related to non-vested share-based compensation arrangements granted under the Company's stock option plans. The cost is expected to be recognized over a weighted average period of 0.59 years.

2.

The Company had accounted for its options to non-employees under the fair value method of ASC 718 and ASC 505-50. The fair value of options granted with an exercise price of $0, was equal to the share price at the date of grant.

3.

The total stock-based compensation expense resulting from stock options granted to non-employees included in the Company's consolidated statement of operations were $1 and $19 for the years ended December 31, 2011 and 2010, respectively.

4.	Options to purchase 2,108 Ordinary shares at an exercise price of $0, which were granted during the years 2003-2010, were exercised during 2010.

5.

On April 11, 2011, the Company granted warrants to purchase 1,167 Ordinary shares of the Company, nominal value NIS 0.6 per share to its non-employee. The warrants are exercisable for a period of four years. During the year 2011, an expense of $1 was recognized.